UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)          (Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:          (901) 761-2474

Date of fiscal year end:          December 31

Date of reporting period:          September 30, 2010

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
September 30, 2010
(Unaudited)

			% of
	Share	Market	Net
	Quantity	Value	Assets
Common Stock
Air Freight & Logistics
FedEx Corporation	3,669,629	$313,753,280	4.0%

Capital Markets
The Bank of New York Mellon Corporation	13,571,000	354,610,230	4.5

Computers & Peripherals
Dell Inc.*	44,277,665	573,838,538	7.3

Construction Materials
Cemex S.A.B. de C.V. ADS*	39,615,680	336,733,280	4.3
Vulcan Materials Company	4,514,800	166,686,416	2.1

		503,419,696	6.4

Diversified Telecommunication Services
Level 3 Communications, Inc.*(a)	142,006,754	133,102,931	1.7

Food Products
Campbell Soup Company	9,594,179	342,991,899	4.4

Hotels, Restaurants & Leisure
InterContinental Hotels Group PLC (a)	14,910,925	266,090,763	3.4
InterContinental Hotels Group PLC ADR (a)	126,728	2,273,500	–
Yum! Brands, Inc.	8,994,483	414,285,887	5.3

		682,650,150	8.7

Industrial Conglomerates
Koninklijke (Royal) Philips Electronics N.V.	3,121,000	98,092,340	1.2
Koninklijke (Royal) Philips Electronics N.V. ADR	3,406,731	106,698,815	1.4

		204,791,155	2.6

Insurance
Aon Corporation	10,442,812	408,418,377	5.2
Loews Corporation	9,395,300	356,081,870	4.5
NKSJ Holdings, Inc.	56,402,000	354,032,678	4.5
The Travelers Companies, Inc.	6,769,960	352,714,916	4.5
Willis Group Holdings Public Limited Company	2,800,000	86,296,000	1.1

		1,557,543,841	19.8

Internet and Catalog Retail
Liberty Media Holding Corporation – Interactive Series A*	24,460,224	335,349,671	4.2

			% of
	Share	Market	Net
	Quantity	Value	Assets

Media
DIRECTV – Class A*	16,736,333	$696,733,543	8.9%
The Walt Disney Corporation	14,510,000	480,426,100	6.1

		1,177,159,643	15.0

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation	25,596,576	579,762,446	7.4
Pioneer Natural Resources Company(a)	7,133,900	463,917,517	5.9

		1,043,679,963	13.3

Wireless Telecommunications Services
Telephone and Data Systems, Inc.	1,530,800	50,210,240	0.6
Telephone and Data Systems, Inc. – Special	5,666,200	160,636,770	2.1

		210,847,010	2.7

Total Common Stocks (Cost $6,845,771,581)		7,433,738,007	94.6

	Principal
	Amount
Corporate Bonds
Diversified Telecommunication Services
Level 3 Communications, Inc., 15% Convertible Senior Notes due 1-15-13(a)(b) (Cost $100,062,000)	100,062,000	112,319,595	1.4

Short-Term Obligations
Repurchase Agreement with State Street Bank, 0.01% due 10-1-10, Repurchase price $259,901,072 (Collateral: $262,885,000 U.S. Treasury Bills/Bonds, 0.14%-0.24%, due 12-30-10 to 12-31-11, Value $265,103,558)	259,901,000	259,901,000	3.3

Total Investments (Cost $7,205,734,581)		7,805,958,602	99.3
Other Assets and Liabilities, Net		57,452,430	0.7

Net Assets		$ 7,863,411,032	100.0%

Net asset value per share		$ 25.69

*  Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)

(b)	Illiquid and board valued.

See footnotes on page 8.

Longleaf Partners Small-Cap Fund

Schedule of Investments
September 30, 2010
(Unaudited)

			% of
	Share	Market	Net
	Quantity	Value	Assets
Common Stock
Containers & Packaging
Sealed Air Corporation	2,923,959	$65,730,598	2.5%

Construction Materials
Martin Marietta Materials, Inc.	1,478,000	113,761,660	4.4
Texas Industries, Inc.(a)	4,390,320	138,382,886	5.3

		252,144,546	9.7

Diversified Consumer Services
Service Corporation International(a)	14,447,000	124,533,140	4.8

Diversified Telecommunication Services
Level 3 Communications, Inc.*	72,882,000	68,312,299	2.6
tw telecom inc.*(a)	13,527,621	251,207,922	9.6

		319,520,221	12.2

Food & Staples Retailing
Ruddick Corporation(a)	3,107,459	107,766,678	4.1

Health Care Equipment & Supplies
Olympus Corporation	3,408,000	89,241,591	3.4

Hotels, Restaurants & Leisure
DineEquity, Inc.*(a)	2,978,100	133,954,938	5.2
Wendy’s/Arby’s Group, Inc.(a)	27,087,000	122,704,110	4.7

		256,659,048	9.9

Insurance
Everest Re Group, Ltd.	1,335,000	115,437,450	4.4
Fairfax Financial Holdings Limited	480,000	195,470,891	7.5
Markel Corporation*	288,000	99,241,920	3.8
Willis Group Holdings Public Limited Company	3,398,000	104,726,360	4.0

		514,876,621	19.7

Media
The Washington Post Company – Class B	289,000	115,429,490	4.4

Metals & Mining
Worthington Industries, Inc.(a)	6,581,000	98,912,430	3.8

Multiline Retail
Dillards, Inc. – Class A(a)	6,909,748	163,346,443	6.3

Oil, Gas & Consumble Fuels
Pioneer Natural Resources Company	2,345,000	152,495,350	5.9

Real Estate Investment Trusts
Potlatch Corporation(a)	2,627,155	89,323,270	3.4

			% of
	Share	Market	Net
	Quantity	Value	Assets

Software
Fair Isaac Corporation(a)	7,216,400	$177,956,424	6.8%

Total Common Stocks (Cost $2,448,663,584)		2,527,935,850	96.9

	Principal
	Amount
Short-Term Obligations
Repurchase Agreement with State Street Bank, 0.01% due, 10-1-10, Repurchase price $79,645,022 (Collateral: $76,195,000 U.S. Treasury Bonds, 1.66%, due 5-31-17, Value $81,242,919)	79,645,000	79,645,000	3.1

Total Investments (Cost $2,528,308,584)		2,607,580,850	100.0
Other Assets and Liabilities, Net		233,374	–

Net Assets		$2,607,814,224	100.0%

Net asset value per share		$23.66

*      Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)

See footnotes on page 8.

Longleaf Partners International Fund
Schedule of Investments
September 30, 2010
(Unaudited)

			% of
	Share	Market	Net
	Quantity	Value	Assets
Common Stock

Beverages
C&C Group plc	8,158,501	$35,479,481	1.7%
Diageo plc	3,195,000	55,008,309	2.6

		90,487,790	4.3

Commercial Banks
Seven Bank, Ltd.	45,148	80,853,210	3.8

Commercial Services & Supplies
Edenred S.A.*	3,064,500	60,701,782	2.9

Computers & Peripherals
Dell Inc.*	6,476,800	83,939,328	4.0

Construction & Engineering
ACS, Actividades de Construccion Y Servicios, S.A.	3,515,000	175,500,825	8.3
Hochtief AG	1,355,000	117,334,569	5.6

		292,835,394	13.9

Construction Materials
Cemex S.A.B. de C.V. ADS*	9,605,000	81,642,500	3.9

Diversified Consumer Services
Benesse Holdings, Inc.	750,100	36,121,251	1.7

Food & Staples Retailing
Carrefour S.A.	2,055,000	110,420,461	5.2

Health Care Equipment & Supplies
Olympus Corporation (a)	3,218,500	84,279,360	4.0

Hotels, Restaurants & Leisure
Accor S.A.	2,836,000	103,555,716	4.9
Genting Berhad (a)	29,182,200	93,776,295	4.4
Yum! Brands, Inc.	2,130,000	98,107,800	4.7

		295,439,811	14.0

Insurance
Fairfax Financial Holdings Limited	444,000	180,810,574	8.6
NKSJ Holdings, Inc.	32,205,600	202,153,024	9.6
Willis Group Holdings Public Limited Company	2,785,000	85,833,700	4.1

		468,797,298	22.3

Oil, Gas, & Consumable Fuels
Japan Petroleum Exploration Co., Ltd.	1,047,300	39,455,660	1.9

			% of
	Share	Market	Net
	Quantity	Value	Assets
Real Estate Management & Development
Cheung Kong Holdings Limited	12,893,000	$195,417,723	9.3%

Software
Shanda Games Limited ADR*	3,899,000	20,898,640	1.0
Shanda Interactive Entertainment Limited ADR*	649,000	25,408,350	1.2

		46,306,990	2.2

Wireless Telecommunication Services
Vodafone Group plc	8,901,000	21,966,551	1.0
Vodafone Group plc ADR	1,681,235	41,711,440	2.0

		63,677,991	3.0

Total Common Stocks (Cost $1,793,743,789)		2,030,376,549	96.4

	Principal
	Amount
Short-Term Obligations
Repurchase Agreement with State Street Bank, 0.01% due 10-1-10, Repurchase price $80,861,022 (Collateral: $78,180,000 U.S. Treasury Bonds, 0.83% due 9-30-14, Value $82,479,900)	80,861,000	80,861,000	3.8

Total Investments (Cost $1,874,604,789)		2,111,237,549	100.2
Other Assets and Liabilities, Net		(5,236,579)	(0.2)

Net Assets		$2,106,000,970	100.0%

Net asset value per share		$14.46

*      Non-income producing security.

(a)	A portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
September 30, 2010
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the June 30, 2010 Semi-Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net unrealized appreciation and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$1,793,501,293	$532,992,312	$442,988,956
Unrealized Depreciation	(1,193,277,272)	(453,720,046)	(206,356,196)

Net Unrealized Appreciation	$600,224,021	$79,272,266	$236,632,760

Cost for Federal Income Tax Purposes	$7,226,695,118	$2,530,227,285	$1,874,604,789

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2010.

	Share(a) at	Market Value
	September 30, 2010	September 30, 2010	December 31, 2009
Partners Fund
InterContinental Hotels Group PLC	14,910,925	$266,090,763	104,320,172
InterContinental Hotels Group PLC ADR	126,728	2,273,500	–
Level 3 Communications, Inc.*	142,006,754	133,102,931	217,270,334
Level 3 Communications, Inc.
15% Convertible Senior Notes due 1-15-13	100,062,000 (b)	112,319,595	125,077,500
Pioneer Natural Resources Company	7,133,900	463,917,517	417,051,043
		977,704,306	863,719,049

Small-Cap Fund
Dillards, Inc.	6,909,748	163,346,443	166,986,301
DineEquity, Inc.*	2,978,100	133,954,938	72,338,049
Fair Isaac Corporation	7,216,400	177,956,424	153,781,484
Potlach Corporation	2,627,155	89,323,270	92,037,560
Ruddick Corporation	3,107,459	107,766,678	79,954,920
Service Corporation International	14,447,000	124,533,140	119,645,384
Texas Industries, Inc.	4,390,320	138,382,886	87,968,359
tw telecom, inc*	13,527,621	251,207,922	252,517,964
Wendy’s/ Arby’s Group Inc.	27,087,000	122,704,110	117,890,640
Worthington Industries, Inc.	6,581,000	98,912,430	86,013,670
		$1,408,088,241	$1,229,134,331

Purchases, sales and dividend income for these affiliates for the period ended September 30, 2010 were as follows:

	Purchases	Sales	Dividend or Interest Income(c)
Partners Fund
InterContinental Hotels Group PLC	$106,901,106	$53,342	$6,002,172
InterContinental Hotels Group PLC ADR	2,111,796	448,924	60,458
Level 3 Communications, Inc.*	–	–	–
Level 3 Communications, Inc. 15% Convertible Senior Notes due 1-15-13	–	–	11,256,975

Pioneer Natural Resources Company	–	97,534,352	631,672

	109,012,902	98,036,618	17,951,277

Small-Cap Fund
Dillards, Inc.	–	50,886,761	832,610
DineEquity, Inc.*	–	–	–
Fair Isaac Corporation	–	–	432,984
Potlach Corporation	–	10,378,807	4,259,089
Ruddick Corporation	–	–	1,118,685
Service Corporation International	–	1,480,678	1,740,108
Texas Industries, Inc.	66,121,166	–	832,391
tw telecom, inc.*	–	22,263,558	–
Wendy’s/Arby’s Group Inc.	8,512,762	–	1,160,403
Worthington Industries, Inc.	–	–	1,974,300

	$74,633,928	$85,009,804	$12,350,570

       *   Non-income producing.

      (a)   Common stock unless otherwise noted.
      (b)   Principal amount.
      (c)   Dividend income unless otherwise noted.
      (d)   Interest income.

4. Fair Value for Financial Reporting
Statement of Financial Accounting Standards No. 157 (“FAS 157”) establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
       Level 1 — quoted prices in active markets for identical investments
       Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
       Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of September 30, 2010 follows:

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks	$7,433,738,007	$–	–	$7,433,738,007
Corporate Bonds	–	112,319,595	–	112,319,595
Short-Term Obligations	259,901,000	–	–	259,901,000

Total	7,693,639,007	112,319,595	–	7,805,958,602

Small-Cap Fund
Common Stocks	2,527,935,850	–	–	2,527,935,850
Short-Term Obligations	79,645,000	–	–	79,645,000

Total	2,607,580,850	–	–	2,607,580,850

International Fund
Common Stocks	2,030,376,549	–	–	2,030,376,549
Short-Term Obligations	80,861,000	–	–	80,861,000
Forward Currency Contracts	(2,985,995)			(2,985,995)

Total	$2,108,251,554	$–	$–	$2,108,251,554

Application of standing Board valuation procedures related to non-U.S. securities triggered reclassifications between Level 1 and Level 2 assets during the period. For the period ended September 30, 2010, $748,497,588, $109,877,345 and $1,405,451,647 transferred from Level 2 to Level 1 in the Partners, Small-Cap and International Funds, respectively.

5. Derivatives Instruments

The Partners and International Funds invested in forward currency contracts. During the period, exposure to forward contracts, based on their market values, was generally between (0.02)% and 0% and (0.25)% to 0.01% of the Partners and International Funds, respectively. In addition, the Partners Fund and the Small-Cap Fund wrote covered call options. For the period ended September 30, 2010, the Partners Fund’s and Small-Cap Fund’s exposure to written call options based on their market values was generally between (0.15)% and 0.05% and 0% and 0.02%, respectively.
Please see the Funds’ Semi-Annual Report dated June 30, 2010 for additional disclosure regarding the risks associated with forward currency contracts and written call options.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 17, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 17, 2010

By	/s/ Julie M. Bishop
Julie M. Bishop
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 17, 2010